CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Unaudited)	3 Months Ended
Oct. 31, 2024
Condensed Financial Information Disclosure [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Unaudited)

NOTE 10 — CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Unaudited)

The Company performed a test on the restricted net assets of its consolidated subsidiaries in accordance with Rule 4-08(e)(3) of Regulation S-X promulgated by the SEC, “General Notes to Financial Statements” and concluded that it was applicable and the Company is required to disclose the required financial statement information for the parent company.

The subsidiaries did not pay any dividends to the parent during the periods presented. For the purpose of presenting parent only financial information, the Company records its investment in its subsidiaries under the equity method of accounting. Such investments are presented on the separate parent only balance sheets as “investment in subsidiaries” and the income (loss) of the subsidiaries is presented as “share of income (loss) of subsidiaries.” Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed or are not required.

PARENT COMPANY BALANCE SHEET

	October 31,	July 31,
	2024	2024

ASSETS
Cash	$94,651	$14,621
Prepaid expense	1,040	1,820
Investment in subsidiaries	665,755	781,661
Total Assets	$761,446	$798,102

LIABILITIES
Accounts payable and other accrued liabilities	110,400	54,000
Payable to subsidiaries	512,416	312,416
Due to related parties	2,271	2,271
Total Liabilities	$112,671	$56,271

Stockholders’ Equity
Series A Preferred stock, $0.0001 par value; 80,000 shares authorized; no shares issued and outstanding as of October 31, 2024 and July 31, 2024	–	–
Series B Preferred stock, $0.0001 par value; 80,000 shares authorized; 80,000 shares issued and outstanding as of October 31, 2024 and July 31, 2024	8	8
Undesignated preferred stock, $0.0001 par value; 19,920,000 shares authorized; no shares issued and outstanding	–	–
Common stock, $0.0001 par value, 100,000,000 shares authorized; 14,781,803 shares issued and outstanding as of October 31, 2024 and July 31, 2024	1,478	1,478
Additional paid-in capital	962,416	962,416
Accumulated deficit	(315,127)	(222,071)
Total Stockholders’ Equity	648,775	741,831

Total Liabilities and Stockholders’ Equity	$761,446	$798,102

PARENT COMPANY STATEMENT OF OPERATIONS

	For the three months ended October 31,
	2024	2023

EXPENSE:
General and administrative	$(130,415)	$(102,833)

OTHER INCOME
Gain from investment in subsidiaries	9,968	87,049
Other income net	27,391	–
Total other income	37,359	87,049

Net (loss)	$(93,056)	$(15,784)

PARENT COMPANY STATEMENT OF CASH FLOWS

	For the three months ended October 31,
	2024	2023

Cash flows from operating activities:
Net (loss)	$(93,056)	$(15,784)
Adjustments to reconcile net income to net cash provided by operating activities:
Share of (gain) from investment in subsidiaries	(9,968)	(87,049)
Change in operating assets and liabilities:
Prepaid expense and other assets	780	750
Accounts payable and other accrued liabilities	56,399	59,352
Net cash (used in) operating activities	(45,845)	(42,731)

Cash flows from financing activities:
Operating proceeds from subsidiaries	200,000
Deferred offering costs incurred	(74,125)	–
Net cash provided by financing activities	125,875	–

Net (decrease) increase in cash and cash equivalents	80,030	(42,731)
Cash and cash equivalents at beginning	14,621	66,553
Cash and cash equivalents at ending	$94,651	$23,822